Wildermuth Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Interest, Shares, Principal, Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 5.4%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	$1,101,426
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)	1,750,537
—	Kayne Anderson Energy Fund VII LP(a)(b)(c)(f)	1,383,176
182	Midcon Holdco Partners, LLC(a)(b)(c)	272,787
2,080,000	Thunder Investment Partners, LLC(a)(c)(d)(e)	1,710,214
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,156,122)	6,218,140

	DIRECT PRIVATE EQUITY — 59.4%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)	2,637,069
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)	3,731,385
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)	728,465
838,423	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)	4,222,021
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)	10,839,771
835,814	Clearsense, LLC - Class D Preferred Shares(a)(b)(c)(d)(e)	5,512,483
1,945	Content Management Live, LLC(a)(b)(c)(d)(e)	1,945
2,074,115	DSI Digital, LLC - Common Units(a)(b)(c)(d)(e)	3,169,466
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)	10,554,178
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)	3,457,137
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)	2,292,024
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)	885,040
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)	3,908,866
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)	209,863
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)	874,414
7,627,254	Waratek, Ltd. - Common Shares(a)(b)(c)(d)(e)	8,904,489
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)	2,542,746
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)	3,297,648
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)	-
	TOTAL DIRECT PRIVATE EQUITY (Cost $48,983,159)	67,944,009

	DIRECT REAL ESTATE — 7.0%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,569,231
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)	1,980,347
—	Polara Builder II, LLC(a)(c)(d)(e)	4,429,025
	TOTAL DIRECT REAL ESTATE (Cost $3,959,048)	7,978,603

	HEDGE FUNDS — 0.7%
—	EJF Trust Preferred Fund LP(a)(c)(f)(g)	1,099
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(f)(g)	788,143
	TOTAL HEDGE FUNDS (Cost $994,053)	789,242

	PRIVATE EQUITY DEBT — 17.9%
500,000	Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024 (a)(c)(d)(e)(h)	500,000
250,000	Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023 (a)(c)(d)(e)(h)	250,000
4,685,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(a)(b)(c)(d)(e)(h)	5,325,553
3,925,000	Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023(a)(b)(c)(d)(e)(h)	4,282,616
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023(a)(b)(c)(d)(e)(h)	3,137,500

See accompanying notes to Schedule of Investments.

Wildermuth Fund

Schedule of Investments - Continued

December 31, 2022 (Unaudited)

Interest, Shares, Principal, Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT (CONTINUED)
25,000	Reach Enterprises, Inc. - Promissory Note, 24.33%, 1/22/2023(a)(b)(c)(d)(e)(h)	25,000
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(a)(b)(c)(e)(h)	2,553,230
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(c)(e)	250,000
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(a)(b)(c)(e)(h)	2,704,661
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(a)(c)(d)(e)(i)	1,487,208
	TOTAL PRIVATE EQUITY DEBT (Cost $18,464,618)	20,515,768

	PRIVATE EQUITY FUNDS — 6.1%
—	Abbott Secondary Opportunities LP(a)(b)(c)(f)(g)	851,491
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(f)(g)	1,291,211
—	Committed Advisors Secondary Fund III(a)(b)(c)(f)(g)	1,632,659
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(c)(f)(g)	469,447
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(f)	296,969
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)	67,065
—	PineBridge Secondary Partners IV SLP(a)(b)(c)(f)(g)	1,532,170
—	StepStone VC Opportunities V, LP(a)(b)(c)(f)(g)	888,996
	TOTAL PRIVATE EQUITY FUNDS (Cost $4,364,778)	7,030,008

	PRIVATE REAL ESTATE INVESTMENTS — 6.5%
92,075	ARCTRUST, Inc.(a)(c)(f)	1,019,275
—	Cygnus Property Fund V, LLC(a)(c)(f)	656,801
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(f)	1,650,773
—	Harbert Seniors Housing Fund II LP(a)(b)(c)(f)	2,556,686
—	RRA Credit Opportunity Fund LP(a)(c)(d)(f)	481,603
56	Shopoff Land Fund III LP(a)(b)(c)(f)	23,781
179,795	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(c)(f)	506,946
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(f)	523,302
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $5,471,314)	7,419,167

	PUBLIC REAL ESTATE INVESTMENT DEBT — 0.1%
121,157	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	121,157
	TOTAL PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $121,156)	121,157

	WARRANTS — 0.7%
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/31/2023(a)(b)(c)(e)	-
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028(a)(b)(c)(e)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026(a)(b)(c)(e)	-
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028(a)(b)(c)(d)(e)	748,789
	TOTAL WARRANTS (Cost $0)	750,635

See accompanying notes to Schedule of Investments.

Wildermuth Fund

Schedule of Investments - Continued

December 31, 2022 (Unaudited)

Interest, Shares, Principal, Amount, or Units		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
2,548,976	Fidelity Institutional Government Portfolio - Institutional Class, 4.00%(j)	2,548,976
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,548,976)	2,548,976

	TOTAL INVESTMENTS — 106.0% (Cost $92,063,224)	121,315,705
	Liabilities less other assets — (6.0)%	(6,899,786)

	TOTAL NET ASSETS — 100.0%	$114,415,919

LLC – Limited Liability Company

LP – Limited Partnership

SLP – Special Limited Partnership

(a)	Illiquid Security. As of December 31, 2022 these securities amounted to $118,766,729 representing 103.80% of total net assets.

(b)	Non-income Producing

(c)

Restricted Security. As of December 31, 2022 these securities amounted to $118,766,729 representing 103.80% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.

(d)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

(e)	Level 3 security in accordance with fair value hierarchy.

(f)	Private Fund. As of December 31, 2022 these securities amounted to $16,621,593 representing 14.53% of total net assets.

(g)	Private Investment Company. As of December 31, 2022 these securities amounted to $7,522,281 representing 6.57% of total net assets.

(h)	Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(i)	Security is in default.

(j)	Represents the current rate as of December 31, 2022.

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to the Schedule of Investments

December 31, 2022 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on December 31, 2022 is as follows:

Security	Initial Acquisition Date	Interests, Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	909,340	851,491	0.74%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.15%
ARCTRUST, Inc.	June 30, 2016	92,075	1,000,536	1,019,275	0.89%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	2,637,069	2.30%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/31/2023	December 20, 2016	44	-	-	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	-	398,630	1,291,211	1.13%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	447,490	1,569,231	1.37%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	1,101,426	0.96%
Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024	August 15, 2022	500,000	500,000	500,000	0.44%
Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023	January 6, 2022	250,000	250,000	250,000	0.22%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,731,385	3.26%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	728,465	0.64%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,423	3,085,394	4,222,021	3.69%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	10,839,771	9.48%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	5,512,483	4.82%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	1,750,537	1.53%
Committed Advisors Secondary Fund III	March 30, 2017	-	564,847	1,632,659	1.43%
Content Management Live, LLC	December 17, 2019	1,945	248,200	1,945	0.00%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	121,157	121,156	121,157	0.11%
Cygnus Property Fund V, LLC	October 30, 2018	-	286,658	656,801	0.57%
DSI Digital, LLC - Common Units	April 26, 2021	2,074,115	1,000,000	3,169,466	2.77%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	March 24, 2021	4,685,000	4,685,000	5,325,553	4.66%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	10,554,178	9.23%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	157,808	469,447	0.41%
EJF Trust Preferred Fund LP	August 23, 2017	-	-	1,099	0.00%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	296,969	0.26%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	67,065	0.06%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,243,147	1,650,773	1.44%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	2,497,168	2,556,686	2.23%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,918,230	1,383,176	1.21%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,980,347	1.73%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	3,457,137	3.02%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,292,024	2.00%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458	885,040	0.77%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	272,787	0.24%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	940,903	1,532,170	1.34%
Polara Builder II, LLC	December 26, 2019	-	1,711,558	4,429,025	3.87%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	3,908,866	3.42%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023	April 30, 2021	3,925,000	3,925,000	4,282,616	3.74%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023	October 2, 2020	2,500,000	2,500,000	3,137,500	2.74%
Reach Enterprises, Inc. - Promissory Note, 24.33%, 1/22/2023	December 22, 2022	25,000	25,000	25,000	0.02%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	209,863	0.18%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	874,414	0.76%
Rosebrook Opportunities Fund LP	February 2, 2017	-	994,053	788,143	0.69%
RRA Credit Opportunity Fund LP	December 12, 2017	-	-	481,603	0.42%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,553,229	2.23%
Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026	March 31, 2021	6,410	-	-	0.00%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	250,000	0.22%
Shopoff Land Fund III LP	April 28, 2015	56	34,846	23,781	0.02%
StepStone VC Opportunities V, LP	January 18, 2018	-	393,250	888,996	0.78%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	179,795	179,795	506,946	0.44%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,704,661	2.36%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	1,710,214	1.49%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	229,164	523,302	0.46%
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374	8,904,489	7.80%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	646,328	-	748,790	0.65%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,542,746	2.22%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,297,648	2.89%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	-	426,040	-	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,487,208	1.30%
			$89,514,248	$118,766,729

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance April 1, 2022	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value December 31, 2022	Investment Income
Clear Guide Medical, Inc. - Convertible Note - 0.50%, 2/29/2024	$-	$500,000	$-	$-	$-	$-	$500,000	694
Clear Guide Medical, Inc. - Convertible Note - 6.00%, 11/6/2023	250,000	-	-	-	-	-	250,000	11,302
Clear Guide Medical, Inc. - Series A Preferred Stock	3,731,385	-	-	-	-	-	3,731,385	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	728,465	-	-	-	-	-	728,465	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	4,222,021	-	-	-	-	-	4,222,021	-
Clearsense, LLC - Class C Preferred Shares	11,531,511	-	-	(691,740)	-	-	10,839,771	-
Clearsense, LLC - Class D Preferred Shares	5,716,834	-	-	(204,351)	-	-	5,512,483	-
CM Funding, LLC(1)	1,577,560	-	-	172,977	-	-	1,750,537	-
Content Management Live, LLC(1)	60,000	-	(50,000)	(8,055)	-	-	1,945	-
Dog Wood Park of Northeast Florida, LLC	350,078	-	(286,793)	31,922	(95,207)	-	-	(44,289)
DSI Digital, LLC - Common Units Units(1)	3,169,466	-	-	-	-	-	3,169,466	-
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(1)	3,377,503	1,755,000	-	193,050	-	-	5,325,553	-
DSI Digital, LLC - Series A Convertible Preferred Units(1)	10,554,178	-	-	-	-	-	10,554,178	-
LaGrange Senior Living, LLC - Class A Interests(1)	2,109,116	-	-	(128,769)	-	-	1,980,347	162,740
Level ATI HoldCo, LLC - Class A(1)	3,102,526	-	-	354,611	-	-	3,457,137	-
Polara Builder II, LLC(1)	3,800,146	-	-	628,879	-	-	4,429,025	128,953
Reach Enterprises, Inc. - Common Units(1)	6,083,101	-	-	(2,174,235)	-	-	3,908,866	-
Reach Enterprises, Inc. - Convertible Note - 8.00%, 4/29/2023(1)	3,001,272	1,105,000	-	176,344	-	-	4,282,616	-
Reach Enterprises, Inc. - Convertible Note - 12.00%, 10/1/2023(1)	3,084,744	-	-	52,756	-	-	3,137,500	-
Reach Enterprises, Inc. - Convertible Note - 12.00%, 10/1/2022(1)	125,000	-	(125,000)	-	-	-	-	2,500
Reach Enterprises, Inc. - Promissory Note - 24.33%, 1/22/2023(1)	-	25,000	-	-	-	-	25,000	-
Reach Enterprises, Inc. - Series Seed-1 Preferred Units (1)	316,982	-	-	(107,119)	-	-	209,863	-
Reach Enterprises, Inc. - Series Seed-2 Preferred Units (1)	1,320,735	-	-	(446,321)	-	-	874,414	-
Rosebrook Opportunities Fund LP(1)	877,332	-	-	-	-	(89,189)	788,143	-
RRA Credit Opportunity Fund LP	612,091	-	-	(116,274)	-	(14,214)	481,603	177,375
Thunder Investment Partners, LLC(1)	1,722,394	-	-	(12,180)	-	-	1,710,214	262,433
Waratek, Ltd. - Common Shares(1)	8,590,687	-	-	313,802	-	-	8,904,489	-
Waratek, Ltd. - Series B-1(1)	2,691,274	-	-	(148,528)	-	-	2,542,746	-
Waratek, Ltd. - Series B-2(1)	3,510,838	-	-	(213,190)	-	-	3,297,648	-
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028(1)	722,073	-	-	26,716	-	-	748,789	-
WG Pitts Caribbean, LLC - Common Units(1)	-	-	-	-	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(1)	1,763,130	-	-	(275,922)	-	-	1,487,208	237,162
	$88,702,442	$3,385,000	$(461,793)	$(2,575,627)	$(95,207)	$(103,403)	$88,851,412	$938,870

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.